OTHER INCOME AND OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Other Income And Other Expenses [Abstract]
Schedule of Other Operating Income (Expense)

		12.31.2025	12.31.2024	12.31.2023
Other operating income:
Recovery of expenses	(i)	—	150.0	—
Revenue from contractual fines		39.9	11.3	8.7
Reimbursement of expenses		8.8	8.8	18.8
Tax credit revenues		12.5	41.4	29.9
Defense billing tax		—	—	14.9
Taxes on other revenues		(17.1)	(14.2)	(12.5)
Royalties		29.0	25.1	19.8
Reversals of provisions and contingencies		—	17.9	1.0
Revenues related to property, plant and equipment		15.6	9.9	17.1
Sale of interest in subsidiary		—	—	36.6
Other revenues		12.5	15.9	36.4
		101.2	266.1	170.7

Other operating expense:
Projects and innovation		(109.9)	(101.0)	(93.0)
Operational safety and aircraft fleet costs		(12.5)	(11.8)	(13.7)
Taxes, Fines and Penalties		(11.2)	(11.7)	(4.9)
Training and development		(8.0)	(3.4)	(3.8)
Provisions and contingencies		(4.9)	(13.3)	(3.0)
Royalties		(4.8)	(2.0)	(1.1)
Warrants		—	(1.9)	—
Idle capacity costs		(1.8)	—	—
Disposal of fixed assets		—	—	(9.8)
Other expenses		(31.9)	(17.6)	(47.0)
		(185.0)	(162.7)	(176.3)
(i)Revenue relating to the reimbursement of expenses incurred by the Company in the process of separating its commercial aviation business, received in the context of the arbitration